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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2011

Date of reporting period:       January 31, 2011

Item 1.	Schedule of Investments.

ISI Strategy Fund
Schedule of Investments
January 31, 2011 (Unaudited)

		Market
Security	Shares	Value
COMMON STOCKS - 86.36%
Consumer Discretionary - 10.02%
Auto Components - 0.23%
Cooper Tire & Rubber Co.	5,113	$116,883
Goodyear Tire & Rubber Co. (The)*	3,200	38,016
		154,899

Automobiles - 0.11%
Ford Motor Co.*	4,400	70,180

Hotels, Restaurants & Leisure - 2.47%
International Game Technology	11,650	200,030
Las Vegas Sands Corp.*	10,200	474,198
Marriott International, Inc. - Class A	4,806	189,789
McDonald's Corp.	10,376	764,400
		1,628,417

Household Durables - 0.86%
Fortune Brands, Inc.	5,113	315,370
Leggett & Platt, Inc.	11,250	253,462
		568,832

Internet & Catalog Retail - 0.16%
Expedia, Inc.	2,600	65,416
Overstock.com, Inc.*	2,500	37,300
		102,716

Media - 3.35%
Cablevision Systems Corp. - New York Group - Class A	20,200	683,770
CBS Corp. - Class B - Non-Voting Shares	5,413	107,340
Comcast Corp. - Class A	11,050	251,388
DIRECTV - Class A*	11,760	498,506
Liberty Global, Inc. - Class A*	5,666	229,813
Liberty Media Corp. - Starz - Series A*	751	50,069
News Corp. - Class A	605	9,087
Sirius XM Radio, Inc.*	41,300	66,700
Time Warner Cable, Inc.	788	53,450
Virgin Media, Inc.	2,155	54,220
Walt Disney Co. (The)	5,113	198,742
		2,203,085

Multi-Line Retail - 0.19%
Dollar General Corp.*	2,000	55,620
Target Corp.	1,251	68,592
		124,212

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Consumer Discretionary - 10.02% (continued)
Specialty Retail - 2.34%
Abercrombie & Fitch Co. - Class A	2,100	$105,861
American Eagle Outfitters, Inc.	6,867	99,297
AnnTaylor Stores Corp.*	6,669	147,518
Cato Corp. (The) - Class A	2,914	71,218
Chico's FAS, Inc.	2,500	27,300
Foot Locker, Inc.	6,132	109,518
Gap, Inc. (The)	7,669	147,782
Home Depot, Inc. (The)	5,113	188,005
Limited Brands, Inc.	2,500	73,100
Lowe's Cos., Inc.	4,110	101,928
PetSmart, Inc.	2,500	100,600
Systemax, Inc.*	3,250	44,395
Williams-Sonoma, Inc.	10,000	322,000
		1,538,522

Textiles, Apparel & Luxury Goods - 0.31%
NIKE, Inc. - Class B	2,500	206,200

Consumer Staples - 7.57%
Beverages - 0.31%
Coca-Cola Co. (The)	2,500	157,125
PepsiCo, Inc.	733	47,139
		204,264

Food & Staples Retailing - 1.52%
Wal-Mart Stores, Inc.	13,006	729,247
Walgreen Co.	3,700	149,628
Whole Foods Market, Inc.	2,300	118,933
		997,808

Food Products - 1.07%
General Mills, Inc.	4,926	171,326
Hershey Co. (The)	5,113	238,726
Hormel Foods Corp.	5,113	252,582
McCormick & Co., Inc. - Non-Voting Shares	1,003	44,333
		706,967

Household Products - 1.06%
Procter & Gamble Co. (The)	11,021	695,756

Personal Products - 0.87%
Avon Products, Inc.	5,100	144,381
Herbalife Ltd.	6,576	429,610
		573,991

Tobacco - 2.74%
Altria Group, Inc.	12,452	292,747
Philip Morris International, Inc.	20,689	1,184,238
Reynolds American, Inc.	10,326	328,470
		1,805,455

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Energy - 11.38%
Energy Equipment & Services - 0.89%
Cal Dive International, Inc.*	500	$3,070
Patterson-UTI Energy, Inc.	14,440	337,030
RPC, Inc.	13,800	242,604
Vantage Drilling Co.*	3,100	5,766
		588,470

Oil, Gas & Consumable Fuels - 10.49%
Alpha Natural Resources, Inc.*	6,800	365,364
Arch Coal, Inc.	2,200	75,350
Berry Petroleum Co. - Class A	3,060	142,810
Chesapeake Energy Corp.	6,600	194,898
Chevron Corp.	9,702	921,011
Clean Energy Fuels Corp.*	10,990	130,452
ConocoPhillips	8,950	639,567
Continental Resources, Inc.*	4,110	263,903
Crosstex Energy, Inc.	3,100	26,226
Energy XXI (Bermuda) Ltd.*	1,400	40,334
Exxon Mobil Corp.	27,341	2,205,872
Frontier Oil Corp.*	3,200	66,560
General Maritime Corp.	9,100	27,846
Goodrich Petroleum Corp.*	3,200	67,904
Marathon Oil Corp.	9,223	421,491
Massey Energy Co.	1,100	69,146
McMoRan Exploration Co.*	5,000	78,250
Murphy Oil Corp.	2,400	159,120
Petrohawk Energy Corp.*	3,100	62,155
Quicksilver Resources, Inc.*	10,000	150,100
Ship Finance International Ltd.	5,112	102,291
Teekay Corp.	4,650	157,449
Tesoro Corp.*	3,900	75,075
USEC, Inc.*	6,315	35,048
W&T Offshore, Inc.	10,100	205,535
Whiting Petroleum Corp.*	1,000	126,280
World Fuel Services Corp.	2,500	93,850
		6,903,887

Financials - 14.37%
Capital Markets - 2.98%
Artio Global Investors, Inc.	6,600	96,690
BlackRock, Inc. - Class A	2,346	464,555
Charles Schwab Corp. (The)	14,435	260,552
Invesco Ltd.	4,511	111,602
Morgan Stanley	4,612	135,593
SEI Investments Co.	6,566	152,003
TD AMERITRADE Holding Corp.*	36,270	740,633
		1,961,628

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Financials - 14.37% (continued)
Commercial Banks - 1.83%
Centerstate Banks, Inc.	1,800	$13,212
Cullen/Frost Bankers, Inc.	5,263	304,096
F.N.B. Corp.	5,212	52,641
FirstMerit Corp.	10,000	183,200
MB Financial, Inc.	4,900	96,334
Susquehanna Bancshares, Inc.	6,112	58,431
Wells Fargo & Co.	15,363	498,069
		1,205,983

Consumer Finance - 0.03%
Advance America Cash Advance Centers, Inc.	3,360	20,563

Diversified Financial Services - 2.68%
Bank of America Corp.	35,721	490,449
Citigroup, Inc.*	14,702	70,864
CME Group, Inc.	852	262,893
JPMorgan Chase & Co.	20,881	938,392
		1,762,598

Insurance - 4.01%
American Equity Investment Life Holding Co.	10,400	131,872
Arthur J. Gallagher & Co.	11,731	348,176
Brown & Brown, Inc.	14,000	346,640
Cincinnati Financial Corp.	4,712	150,972
CNA Financial Corp.*	8,200	220,334
CNO Financial Group, Inc.*	15,600	98,748
Endurance Specialty Holdings Ltd.	3,000	139,470
Loews Corp.	7,920	317,196
MetLife, Inc.	6,275	287,207
Protective Life Corp.	6,280	173,140
Prudential Financial, Inc.	4,163	256,066
StanCorp Financial Group, Inc.	101	4,506
Unitrin, Inc.	6,165	165,900
		2,640,227

Real Estate Investment Trusts - 1.69%
American Capital Agency Corp.	14,250	408,832
Franklin Street Properties Corp.	3,211	48,133
Hatteras Financial Corp.	23,008	657,569
		1,114,534

Thrifts & Mortgage Finance - 1.15%
First Niagara Financial Group, Inc.	5,113	70,968
Flagstar Bancorp, Inc.*	9,500	15,010
New York Community Bancorp, Inc.	28,900	529,448
Radian Group, Inc.	6,200	44,516
TFS Financial Corp.	10,000	97,500
		757,442

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Health Care - 6.90%
Biotechnology - 1.02%
Acorda Therapeutics, Inc.*	3,000	$65,850
Amylin Pharmaceuticals, Inc.*	7,300	118,114
Cepheid, Inc.*	5,080	120,701
Genomic Health, Inc.*	1,900	42,313
Geron Corp.*	10,200	49,980
GTx, Inc.*	2,700	7,722
Incyte Corp.*	4,100	60,434
Myriad Genetics, Inc.*	1,500	29,940
Neurocrine Biosciences, Inc.*	4,800	35,424
Pharmacyclics, Inc.*	3,500	17,675
Protalix BioTherapeutics, Inc.*	3,920	38,141
Regeneron Pharmaceuticals, Inc.*	1,000	33,680
Savient Pharmaceuticals, Inc.*	3,700	34,151
SciClone Pharmaceuticals, Inc.*	4,700	18,424
		672,549

Health Care Equipment & Supplies - 0.91%
Baxter International, Inc.	502	24,342
Conceptus, Inc.*	5,290	71,441
IDEXX Laboratories, Inc.*	5,163	370,187
Meridian Bioscience, Inc.	2,005	43,990
STERIS Corp.	2,500	87,050
		597,010

Health Care Providers & Services - 1.38%
AmerisourceBergen Corp.	10,700	383,702
Brookdale Senior Living, Inc.*	10,000	218,500
Omnicare, Inc.	10,000	259,200
Select Medical Holdings Corp.*	6,900	46,506
		907,908

Health Care Technology - 0.43%
Allscripts Healthcare Solutions, Inc.*	12,450	262,820
Omnicell, Inc.*	1,600	22,296
		285,116

Life Sciences Tools & Services - 0.26%
Bruker Corp.*	10,000	175,000

Pharmaceuticals - 2.90%
Abbott Laboratories	4,546	205,297
Allergan, Inc.	421	29,727
Bristol-Myers Squibb Co.	2,303	57,990
Johnson & Johnson	13,038	779,281
Medicis Pharmaceutical Corp. - Class A	2,500	63,575
Merck & Co., Inc.	3,302	109,527
Pfizer, Inc.	36,340	662,115
		1,907,512

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Industrials - 10.38%
Aerospace & Defense - 1.36%
AAR Corp.*	1,300	$34,827
Goodrich Corp.	1,153	104,485
Honeywell International, Inc.	3,609	202,140
Northrop Grumman Corp.	4,311	298,752
United Technologies Corp.	3,108	252,681
		892,885

Air Freight & Logistics - 0.39%
FedEx Corp.	856	77,314
United Parcel Service, Inc. - Class B	2,500	179,050
		256,364

Airlines - 0.69%
Delta Air Lines, Inc.*	16,600	193,722
United Continental Holdings, Inc.*	10,202	259,131
		452,853

Commercial Services & Supplies - 0.30%
EnerNOC, Inc.*	3,230	84,044
United Stationers, Inc.*	1,200	74,736
US Ecology, Inc.	2,500	42,150
		200,930

Construction & Engineering - 0.20%
Tutor Perini Corp.	5,800	131,718

Electrical Equipment - 0.14%
American Superconductor Corp.*	3,500	95,445

Industrial Conglomerates - 2.36%
3M Co.	2,456	215,932
General Electric Co.	66,560	1,340,518
		1,556,450

Machinery - 3.10%
Actuant Corp. - Class A	1,000	27,730
Blount International, Inc.*	3,800	57,038
Briggs & Stratton Corp.	1,300	25,961
Caterpillar, Inc.	3,567	346,035
Graco, Inc.	3,490	148,255
Illinois Tool Works, Inc.	1,191	63,707
Joy Global, Inc.	5,163	450,110
Manitowoc Co., Inc. (The)	6,700	89,981
Mueller Industries, Inc.	3,300	107,910
Navistar International Corp.*	10,250	664,712
Timken Co. (The)	1,200	56,424
		2,037,863

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Industrials - 10.38% (continued)
Professional Services - 0.63%
Acacia Research - Acacia Technologies*	1,500	$36,600
Mistras Group, Inc.*	1,200	17,148
Verisk Analytics, Inc. - Class A*	10,600	358,598
		412,346

Road & Rail - 0.49%
Union Pacific Corp.	3,400	321,742

Trading Companies & Distributors - 0.72%
Aircastle Ltd.	15,310	162,592
Fastenal Co.	5,363	311,376
		473,968

Information Technology - 16.70%
Communications Equipment - 0.78%
Brocade Communications Systems, Inc.*	10,000	56,400
Cisco Systems, Inc.*	21,560	455,994
		512,394

Computers & Peripherals - 3.49%
Apple, Inc.*	6,113	2,074,263
Lexmark International, Inc.*	1,200	41,808
QLogic Corp.*	2,500	44,525
STEC, Inc.*	6,720	137,693
		2,298,289

Electronic Equipment, Instruments & Components - 1.78%
Agilent Technologies, Inc.*	1,768	73,955
Agilysys, Inc.*	3,200	18,336
Anixter International, Inc.	4,500	284,715
AVX Corp.	7,480	117,286
Brightpoint, Inc.*	7,250	65,794
Insight Enterprises, Inc.*	4,800	66,816
Itron, Inc.*	3,130	181,603
L-1 Identity Solutions, Inc.*	1,142	13,624
Sanmina-SCI Corp.*	3,400	51,102
Tech Data Corp.*	3,650	171,222
Vishay Intertechnology, Inc.*	7,700	127,050
		1,171,503

Internet Software & Services - 2.47%
Earthlink, Inc.	13,300	113,449
Google, Inc. - Class A*	2,406	1,444,466
Yahoo!, Inc.*	4,400	70,928
		1,628,843

IT Services - 3.23%
Cardtronics, Inc.*	2,400	41,016
Convergys Corp.*	10,200	145,248
CoreLogic, Inc.	2,500	50,125
DST Systems, Inc.	2,500	118,900
Fidelity National Information Services, Inc.	280	8,520
Heartland Payment Systems, Inc.	6,122	96,728
International Business Machines Corp.	8,744	1,416,528
Lender Processing Services, Inc.	1,140	36,184
Teradata Corp.*	1,933	83,100
Unisys Corp.*	4,540	128,618
		2,124,967

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Information Technology - 16.70% (continued)
Semiconductors & Semiconductor Equipment - 2.23%
Amkor Technology, Inc.*	10,000	$81,400
Integrated Device Technology, Inc.*	28,653	182,806
Intel Corp.	10,099	216,725
Intersil Corp. - Class A	14,650	221,508
Linear Technology Corp.	5,714	198,790
Photronics, Inc.*	2,600	17,134
Rambus, Inc.*	3,770	77,247
SunPower Corp. - Class A*	2,900	38,976
Teradyne, Inc.*	5,112	85,268
Texas Instruments, Inc.	10,275	348,425
		1,468,279

Software - 2.72%
ANSYS, Inc.*	5,113	268,177
Blackbaud, Inc.	2,910	76,504
Cadence Design Systems, Inc.*	16,250	141,050
Epicor Software Corp.*	2,100	21,756
Microsoft Corp.	31,122	862,857
Oracle Corp.	7,169	229,623
Pegasystems, Inc.	3,950	135,011
Taleo Corp. - Class A*	1,900	55,974
		1,790,952

Materials - 4.21%
Chemicals - 2.58%
A. Schulman, Inc.	3,058	65,288
Cytec Industries, Inc.	5,113	278,863
Dow Chemical Co. (The)	4,169	147,916
Mosaic Co. (The)	1,000	81,040
Olin Corp.	15,150	294,971
PolyOne Corp.*	3,877	50,983
Rockwood Holdings, Inc.*	3,058	124,124
RPM International, Inc.	13,308	311,806
Spartech Corp.*	3,620	30,227
W.R. Grace & Co.*	8,851	314,122
		1,699,340

Containers & Packaging - 0.01%
Graphic Packaging Holding Co.*	335	1,591

Metals & Mining - 1.62%
Freeport-McMoRan Copper & Gold, Inc.	1,000	108,750
Royal Gold, Inc.	1,000	46,400
Southern Copper Corp.	12,885	577,506
Titanium Metals Corp.*	4,512	85,051
Walter Energy, Inc.	1,400	182,378
Worthington Industries, Inc.	3,559	67,621
		1,067,706

ISI Strategy Fund
Schedule of Investments (continued)

Market
Security	Shares	Value
COMMON STOCKS - 86.36% (continued)
Telecommunication Services - 2.84%
Diversified Telecommunication Services - 1.69%
CenturyLink, Inc.	5,113	$221,086
Frontier Communications Corp.	9,368	85,905
PAETEC Holding Corp.*	902	3,563
Qwest Communications International, Inc.	83,150	592,859
Windstream Corp.	16,400	210,084
		1,113,497

Wireless Telecommunication Services - 1.15%
American Tower Corp. - Class A*	12,300	625,578
MetroPCS Communications, Inc.*	10,000	129,300
		754,878

Utilities - 1.99%
Electric Utilities - 1.02%
Exelon Corp.	7,819	332,386
NV Energy, Inc.	14,400	206,928
PPL Corp.	5,113	131,864
		671,178

Multi-Utilities - 0.57%
Alliant Energy Corp.	2,300	85,468
Ameren Corp.	10,200	289,374
		374,842

Water Utilities - 0.40%
American Water Works Co., Inc.	10,400	265,200
Total Common Stocks (Cost $44,269,502)		$56,857,754

ISI Strategy Fund
Schedule of Investments (continued)

	Interest	Maturity	Principal	Market
Security	Rate	Date	Amount	Value
US Treasury Obligations - 9.94%
US Treasury Notes	3.88%	10/31/2012	$500,000	$529,785
US Treasury Notes	2.63%	8/15/2020	2,000,000	1,886,094
US Treasury Bonds	8.13%	8/15/2019	2,550,000	3,544,102
US Treasury Bonds	8.75%	8/15/2020	400,000	582,438
Total US Treasury Obligations (Cost $6,560,301)				$6,542,419

	Principal	Market
Security	Amount	Value
Repurchase Agreements - 3.52%
JPMorgan Chase, N.A. Dated 01/31/11, 0.12%, principal and interest in the amount of $2,317,008 to be repurchased 02/01/10, collateralized by US Treasury Inflation-Protected Note, par value of $2,205,000 due 04/15/13 with a value of $2,368,681 (Cost $2,317,000)	$2,317,000	$2,317,000
Total Investments - 99.82% (Cost $53,146,803)**		$65,717,173
Other Assets in Excess of Liabilities - 0.18%		118,648
Net Assets - 100.00%		$65,835,821

*	Non-income producing security.
**	Cost for Federal income tax purposes is $53,146,803 and net unrealized appreciation on a tax basis consists of:
Gross Unrealized Appreciation	$14,379,819
Gross Unrealized Depreciation	(1,809,449)
Net Unrealized Appreciation	$12,570,370

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ISI Strategy Fund
Notes to Schedule of Investments
January 31, 2011 (Unaudited)

1. Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

ISI Strategy Fund
Notes to Schedule of Investments (continued)
January 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,857,754	$—	$—	$56,857,754
US Treasury Obligations	—	6,542,419	—	6,542,419
Repurchase Agreements	—	2,317,000	—	2,317,000
Total	$56,857,754	$8,859,419	$—	$65,717,173

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	March 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	March 16, 2011

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)
Date	March 16, 2011